Share Capital	9 Months Ended
Sep. 30, 2015
Share Capital
7. Share Capital

Share Repurchase Program

On May 1, 2015 the Company commenced a buyback program of up to $60 million under which the Company could acquire its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws and the Company’s constitutional documents through open market share acquisitions.

The buyback program gave a broker authority to acquire the Company’s ordinary shares from time to time on the open market in accordance with agreed terms and limitations. The acquisition of shares pursuant to the buyback program was effected by way of redemption and cancellation of the shares, in accordance with the Constitution of the Company.

During the three months ended June 30, 2015, 882,419 ordinary shares were redeemed by the Company under the buyback program for a total consideration of $58.2 million. All ordinary shares that were redeemed under the buyback program were cancelled in accordance with the Constitution of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

On July 31, 2015 the Company commenced a further buyback program of up to $400 million under which the Company could acquire its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws and the Company’s constitutional documents through open market share acquisitions.

The buyback program gives a broker authority to acquire the Company’s ordinary shares from time to time on the open market in accordance with agreed terms and limitations. The acquisition of shares pursuant to the buyback program was effected by way of redemption and cancellation of the shares, in accordance with the Constitution of the Company.

During the three months ended September 30, 2015, 2,904,170 ordinary shares were redeemed by the Company under the buyback program for a total consideration of $229.5 million. All ordinary shares that were redeemed under the buyback program were cancelled in accordance with the Constitution of the Company and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.